Pro Forma Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Total revenues and other	$ 647,633	$ 1,211,569	$ 640,027	$ 1,819,878	$ 939,572
Total operating expenses	268,273	779,199	514,965	901,967	720,360
Net income (loss)	$ 276,393	$ 220,419	$ (159,406)	$ 528,046	$ (86,952)
Basic	$ 1.56	$ 1.11	$ (0.94)	$ 3.01	$ (0.57)
Diluted	$ 1.56	$ 1.11	$ (0.94)	$ 3.00	$ (0.57)